Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract revenue	$ 6,080	$ 14,386	$ 20,255	$ 17,712	$ 589
Operating expenses:
Research and development	14,238	15,070	18,512	18,893	22,862
General and administrative	3,392	3,203	4,010	4,942	5,190
Total operating expenses	17,630	18,273	22,522	23,835	28,052
Loss from operations	(11,550)	(3,887)	(2,267)	(6,123)	(27,463)
Other income (expense):
Interest income, net	35	36	43	108	291
Other income (expense), net	(297)	(43)	(8)	915	348
Loss before benefit for income taxes	(11,812)	(3,894)	(2,232)	(5,100)	(26,824)
Benefit for income taxes					(19)
Net loss	(11,812)	(3,894)	(2,232)	(5,100)	(26,805)
Other comprehensive income (loss):
Net unrealized gains (losses) on marketable securities	12	1	2	(13)	(108)
Comprehensive loss	$ (11,800)	$ (3,893)	$ (2,230)	$ (5,113)	$ (26,913)
Basic and diluted net loss per common share	$ (5.71)	$ (2.03)	$ (1.15)	$ (3.02)	$ (18.89)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	2,070,013	1,921,705	1,933,672	1,689,894	1,419,066
Pro Forma
Other comprehensive income (loss):
Basic and diluted net loss per common share	$ (0.84)		$ (0.17)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	13,592,806		12,590,702